Earnings Per Share - Schedule of Earnings Per Share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Earnings Per Share [Abstract]
Net profit (loss) attributed to shareholders	R$ (90,009)	R$ 138,019	R$ 226,867
Weighted average number of common shares issued	99,615	99,615	99,615
Effect from dilution – shares (in thousands)		543,000	459,000
Weighted average number of common shares issued adjusted by the dilution effect	99,615	100,158	100,074
Basic earnings per share – in Brazilian Reais	R$ (0.9036)	R$ 1.3855	R$ 2.2774
Diluted earnings per share – in Brazilian Reais	R$ (0.9036)	R$ 1.378	R$ 2.267